Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debentures [Abstract]
Schedule of Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

	As of December 31,
Hybrid Instruments on a Combined Basis	2024	2023

September 2023 Convertible Debenture	$-	$2,475,824
January 2024 Convertible Debenture	53,928	-
August 2024 Convertible Debenture	1,103,129	-
	$1,157,057	$2,475,824